CONDENSED CONSOLIDATED BALANCE SHEETS - USD ($) $ in Millions		Jun. 30, 2018	Dec. 31, 2017
ASSETS
Cash and cash equivalents		$ 4,560	$ 5,430	[1]
Restricted cash		657	770	[1]
Trade receivables, net		548	496	[1]
Financing receivables, net		18,957	19,795	[1]
Inventories, net		7,131	6,452	[1]
Property, plant and equipment, net		6,254	6,831	[1]
Investments in unconsolidated subsidiaries and affiliates		537	561	[1]
Equipment under operating leases		1,744	1,845	[1]
Goodwill		2,460	2,472	[1]
Other intangible assets, net		762	792	[1]
Deferred tax assets		748	852	[1]
Derivative assets		113	77	[1]
Other assets		1,892	1,925	[1]
Total Assets		46,363	48,298	[1]
LIABILITIES AND EQUITY
Debt		24,353	25,895	[1]
Trade payables		6,300	6,060	[1]
Deferred tax liabilities		97	94	[1]
Pension, postretirement and other postemployment benefits		1,627	2,300	[1]
Derivative liabilities		126	98	[1]
Other liabilities		9,254	9,594	[1]
Total Liabilities		41,757	44,041	[1]
Redeemable noncontrolling interest		27	25	[1]
Common shares, €0.01, par value; outstanding 1,355,525,319 common shares and 388,876,305 special voting shares at 6/30/2018; and outstanding 1,363,592,506 common shares and 388,906,690 special voting shares at 12/31/2017		25	25	[1]
Treasury stock, at cost; 8,874,877 common shares at 6/30/2018 and 807,690 common shares at 12/31/2017		(110)	(10)	[1]
Additional paid in capital		4,392	4,412	[1]
Retained earnings		2,120	1,763	[1]
Accumulated other comprehensive loss		(1,868)	(1,966)	[1]
Noncontrolling interests		20	8	[1]
Total Equity		4,579	4,232
Total Equity	[1]		4,232
Total Liabilities and Equity		$ 46,363	$ 48,298	[1]

[1]	2017 figures have been recast following the retrospective adoption on January 1, 2018, of the updated accounting standard for revenue recognition (ASC 606).